Other Gains and Losses - Summary of Information about Other Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Gains and Losses [Abstract]
Exchange gains (losses), net	$ 1,191	$ (829)	$ 36